NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2013
Notes Payable Details Narrative
Outstanding aggregate principal balance	$ 600,000
Interest expense	93,067	$ 7,500	$ 105,471
Amortization of debt issuance costs	$ 14,000		$ 28,000